MQL-Q3

Quarterly Report
January 31, 2026
MFS®  Limited Maturity Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 95.6%
Aerospace & Defense – 1.2%
Boeing Co., 2.196%, 2/04/2026	$21,074,000	$21,070,393
Boeing Co., 6.388%, 5/01/2031	10,258,000	11,130,459
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	7,750,000	8,015,918
		$40,216,770
Apparel Manufacturers – 0.4%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$5,673,000	$5,656,080
Tapestry, Inc., 5.1%, 3/11/2030	7,899,000	8,097,814
		$13,753,894
Asset-Backed & Securitized – 23.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.992%, 11/15/2054 (i)	$88,752,305	$3,079,084
37 Capital CLO Ltd., 2022-1A, “BR”, FLR, 5.372% (SOFR - 3mo. + 1.7%), 7/15/2034 (n)	9,400,000	9,399,765
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.291% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	5,944,500	5,945,031
ACREC 2021-FL1 Ltd., “B”, FLR, 5.592% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,761,861
ACREC 2021-FL1 Ltd., “C”, FLR, 5.941% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,971,866
ACREC 2025-FL3 LLC, “A”, FLR, 4.985% (SOFR - 1mo. + 1.31%), 8/18/2042 (n)	4,071,429	4,070,981
Acres PLC, 2026-FL4, “A”, 5.2%, 8/18/2044 (n)(w)	10,000,000	10,018,747
Acres PLC, 2026-FL4, “B”, FLR, 5.7% (SOFR - 1mo. + 1.95%), 8/18/2044 (n)(w)	4,637,500	4,646,191
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	8,623	8,626
Affirm Asset Securitization Trust, 2025-X1, “B”, 5.19%, 4/15/2030 (n)	5,000,000	5,011,956
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	555,411	556,314
American Credit Acceptance Receivables Trust, 2024-3, “B”, 5.66%, 8/14/2028 (n)	6,535,699	6,544,614
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	12,664,000	12,664,772
AmeriCredit Automobile Receivables Trust, 2026-1, “B”, 4.24%, 4/12/2030 (n)	3,000,000	3,003,139
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	11,371,759	11,470,464
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	3,384,315	3,415,150
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	3,613,026	3,628,341
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.494% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,713,549
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,714,238
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.094% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	4,645,000	4,645,420
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.007% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,463,066
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.43% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	14,993,000	15,039,853
AREIT 2022-CRE6 Trust, “C”, FLR, 5.852% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	4,130,091
AREIT 2022-CRE6 Trust, “D”, FLR, 6.552% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,501,752
AREIT 2022-CRE7 LLC, “B”, FLR, 6.919% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,440,405
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	724,395	729,598
AutoNation Finance Trust, 2025-1A, “A2”, 4.72%, 4/10/2028 (n)	2,729,922	2,735,633
BA Credit Card Trust, 2025-A1, “A”, 4.31%, 5/15/2030	3,923,000	3,966,934
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.317% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	10,589,623	10,589,432
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.169% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)	8,775,562	8,777,098
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 5.517% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	15,426,798	15,452,437
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.219% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	5,464,286	5,467,051
Bayview Commercial Asset Trust, FLR, 4.252% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	121,868	118,952
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.389% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	61,015	143,059
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.746%, 12/15/2051 (i)(n)	60,804,511	1,001,171
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.206%, 7/15/2054 (i)	32,543,702	1,559,631
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.327%, 9/15/2054 (i)	37,683,456	1,892,983
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.544%, 2/15/2054 (i)	52,248,336	3,172,012
BDS 2021-FL10 Ltd., “B”, FLR, 5.739% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	3,637,500	3,639,788
BDS 2021-FL10 Ltd., “C”, FLR, 6.09% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	2,645,500	2,647,166
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)	59,404,202	2,650,770
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)	38,072,749	1,502,823
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	69,134,317	3,168,702
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.238%, 8/15/2054 (i)	51,841,528	2,471,871
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.011%, 9/15/2054 (i)	77,045,851	2,612,594

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	$7,525,237	$7,757,888
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.207% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	2,143,379	2,140,265
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 5.757% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	2,049,399
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.007% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,316,978
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	2,711,852	2,771,844
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	315,346	325,139
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	3,723,850	3,747,280
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	2,175,950	2,169,847
BXMT 2020-FL2 Ltd., “B”, FLR, 5.441% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,773,842
BXMT 2020-FL2 Ltd., “A”, FLR, 4.942% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	1,160,916	1,159,537
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.091% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	12,017,830
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,528,211	416,957
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 6.231%, 3/25/2037 (d)(q)	1,995,810	720,033
CD 2017-CD4 Mortgage Trust, “XA”, 1.204%, 5/10/2050 (i)	31,814,751	281,408
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,546,326	1,299,344
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	314,979
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,546,945	1,554,083
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	1,869,027	1,888,647
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	3,338,321	3,375,254
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	5,182,558	5,263,228
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	1,719,454	1,746,183
Columbia Cent CLO Ltd., 2025-35A, “AJ”, FLR, 5.318% (SOFR - 3mo. + 1.65%), 7/25/2036 (n)	13,881,711	13,902,339
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	34,068,915	742,215
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	50,989,584	2,541,183
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.757%, 4/15/2054 (i)	48,343,900	1,348,205
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)	55,240,509	1,973,544
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.024%, 6/15/2064 (i)	31,429,115	1,245,552
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	2,220,607	2,250,325
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	2,322,077	2,326,013
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	3,403,000	3,425,937
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	1,185,122	1,190,153
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.172% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	19,157,552	19,168,414
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 5.529% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	9,054,010	9,094,943
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.488% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	16,500,000	16,512,672
Empire District Bondco LLC, 4.943%, 1/01/2033	2,635,559	2,674,498
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	428,437	429,605
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	243,379	243,752
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	1,504,633	1,511,862
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	3,561,000	3,617,228
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	1,474,605	1,479,531
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	649,635	650,025
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.947% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	5,555,800	5,549,977
General Motors Co., FLR, 4.157% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	5,250,000	5,252,890
General Motors Co., FLR, 4.257% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	7,329,000	7,332,813
GLS Auto Select Receivables Issuer Trust, 2026-1, “A2”, 4.05%, 2/17/2032 (n)	2,450,000	2,450,814
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.819% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	2,127,500	2,132,710
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.268% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	1,330,000	1,332,664
GS Mortgage Securities Trust, 2017-GS6, “XA”, 0.993%, 5/10/2050 (i)	37,081,729	352,499
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.022%, 8/10/2050 (i)	34,496,223	372,921
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.121%, 5/12/2053 (i)	38,902,543	1,488,816
IMPAC Secured Assets Corp., FLR, 4.487% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	44,398	42,223
Invesco CLO 2022-2A Ltd., “BR”, 5.347%, 7/20/2035 (n)	15,288,461	15,290,586
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)(w)	4,748,000	4,748,000
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	3,567,672	3,604,974
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	2,710,755	2,711,444
JPMorgan Chase Commercial Mortgage Securities Corp., 1.013%, 9/15/2050 (i)	29,651,606	297,471
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	417,286	417,471
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.544% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	4,821,939	4,817,316
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	3,588,000	3,580,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LRECS 2025-CRE1 LLC, “AS”, FLR, 5.425% (SOFR - 1mo. + 1.75%), 8/19/2043 (n)	$16,500,000	$16,540,420
Merrill Lynch Mortgage Investors, Inc., 5.95%, 2/25/2037 (a)(d)	1,583,290	163,843
MF1 2022-FL8 Ltd., “C”, FLR, 5.873% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,185,149
MF1 2022-FL9 LLC, “B”, FLR, 6.823% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	15,131,991
MF1 2024-FL14 LLC, “C”, FLR, 6.964% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	3,863,210	3,870,797
MF1 2025-FL20 LLC, “AS”, FLR, 5.375% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	11,000,000	11,027,527
MF1 2025-FL20 LLC, “B”, FLR, 5.625% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	5,078,314	5,091,019
MF1 2026-FL21 LLC, “B”, FLR, 5.43% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)(w)	1,820,322	1,820,415
MF1 2026-FL21 LLC, “AS”, FLR, 5.214% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)(w)	3,373,031	3,376,188
MF1 2026-FL21 LLC, “C”, FLR, 5.614% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)(w)	6,024,853	6,025,257
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.23%, 5/15/2050 (i)	30,200,760	351,942
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.295%, 6/15/2050 (i)	14,512,253	170,325
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.807%, 12/15/2051 (i)	46,951,314	904,710
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)	44,280,382	1,907,311
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.14%, 6/15/2054 (i)	38,818,393	1,449,234
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	4,496,015	4,540,646
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	8,791,545	8,883,188
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	12,629,922	12,795,766
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	3,847,859	3,867,208
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	4,713,511	4,785,278
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	5,477,927	5,537,126
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.643%, 1/25/2065 (n)	11,602,618	11,810,877
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 4.807% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	4,996,426
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	1,666,531	1,686,157
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	2,036,745	2,052,097
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	617,338	622,542
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	3,924,161	3,979,297
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	6,062,491	5,974,033
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	2,220,798	2,220,491
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	881,144	490,659
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 5.051% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	15,500,000	15,500,217
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.072% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	9,500,000	9,505,472
PFP III 2026-13 B Ltd., “B”, FLR, 5.6% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	1,015,500	1,019,612
PFP III 2025-12 Ltd., “AS”, FLR, 5.415% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	10,926,000	10,905,863
PFP III 2025-12 Ltd., “B”, FLR, 5.715% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	5,395,500	5,385,632
PFP III, 2026-13, “AS”, FLR, 5.4% (SOFR - 1mo. + 1.65%), 8/18/2043 (n)	9,185,000	9,224,592
PFS Financing Corp., 2025-C, “A”, FLR, 4.657%, 4/15/2029 (n)	6,500,000	6,521,363
Planet Fitness Master Issuer, 2025-1A, “A2I”, 5.274%, 12/06/2055 (n)	3,578,000	3,601,730
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	7,158,595	7,206,138
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	11,854,309	11,929,392
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.247% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	15,481,253	15,604,662
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	2,014,460	2,040,048
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 5.813% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	2,268,542	2,278,480
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,828,554
Southwick Park CLO Ltd., 2019-4A, “CRR”, FLR, 5.218% (SOFR - 3mo. + 1.55%), 7/20/2032 (n)	5,472,000	5,470,200
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.591% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	8,620,436
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	9,952,588	9,902,281
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.267% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	17,904,685	17,818,546
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.375% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	3,885,469	3,885,465
TPG Real Estate Finance, 2025-FL7, “B” , FLR, 5.625% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	7,135,803	7,135,793
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.319% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	15,912,802	15,923,098
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 0.94%, 11/15/2050 (i)	19,127,398	232,239
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.887%, 12/15/2051 (i)	19,041,175	384,683
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	2,723,072	2,767,287
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	2,918,454	2,951,477
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,114,427	1,121,101
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.335%, 11/15/2054 (i)	43,391,643	2,178,022
		$782,538,967

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.3%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$16,507,000	$16,739,505
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	5,263,000	5,312,065
LKQ Corp., 5.75%, 6/15/2028	13,189,000	13,548,002
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	6,436,447
		$42,036,019
Brokerage & Asset Managers – 2.1%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,928,230
Charles Schwab Corp., 5.875%, 8/24/2026	8,657,000	8,744,080
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	12,920,000	13,408,499
LPL Holdings, Inc., 5.7%, 5/20/2027	8,342,000	8,496,241
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,896,000	4,873,179
LPL Holdings, Inc., 6.75%, 11/17/2028	3,844,000	4,088,811
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,734,000	7,627,037
LPL Holdings, Inc., 5.2%, 3/15/2030	7,293,000	7,456,030
		$68,622,107
Business Services – 0.6%
Global Payments, Inc., 1.2%, 3/01/2026	$8,692,000	$8,672,729
Paychex, Inc., 5.1%, 4/15/2030	12,480,000	12,836,931
		$21,509,660
Cable TV – 0.7%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$13,143,000	$13,517,404
Videotron Ltd., 3.625%, 6/15/2029 (n)	10,162,000	9,927,586
		$23,444,990
Computer Software - Systems – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$4,323,000	$4,266,415
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$12,114,000	$12,117,360
Regal Rexnord Corp., 6.05%, 4/15/2028	7,325,000	7,593,223
		$19,710,583
Consumer Services – 1.6%
CBRE Services, Inc., 5.5%, 4/01/2029	$10,326,000	$10,702,084
CBRE Services, Inc., 4.8%, 6/15/2030	3,015,000	3,058,414
eBay, Inc., 4.25%, 3/06/2029	8,418,000	8,452,377
Meituan, 4.5%, 4/02/2028 (n)	7,022,000	7,053,341
Meituan, 4.625%, 10/02/2029 (n)	3,769,000	3,795,311
Meituan, 4.5%, 5/05/2031 (n)	3,026,000	2,992,556
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	15,656,000	15,946,946
		$52,001,029
Containers – 0.4%
Berry Global, Inc., 1.65%, 1/15/2027	$9,789,000	$9,577,608
Berry Global, Inc., 5.5%, 4/15/2028	1,938,000	1,997,633
		$11,575,241
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$10,627,000	$10,871,702
Arrow Electronics, Inc., 2.95%, 2/15/2032	6,039,000	5,408,385
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	9,367,000	9,496,020
		$25,776,107

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.0%
Broadcom, Inc., 5.05%, 7/12/2027	$2,368,000	$2,409,991
Broadcom, Inc., 4.75%, 4/15/2029	13,074,000	13,326,224
Broadcom, Inc., 5.05%, 7/12/2029	3,382,000	3,484,314
Broadcom, Inc., 4.35%, 2/15/2030	8,525,000	8,573,135
Broadcom, Inc., 4.3%, 1/15/2031	2,858,000	2,856,248
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	3,104,000	3,117,881
		$33,767,793
Emerging Market Sovereign – 0.3%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$11,215,000	$11,392,421
Energy - Independent – 1.5%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$4,369,000	$4,429,470
Diamondback Energy, Inc., 5.15%, 1/30/2030	4,369,000	4,492,617
EQT Corp., 5.7%, 4/01/2028	14,194,000	14,641,409
Occidental Petroleum Corp., 6.625%, 9/01/2030	5,675,000	6,101,925
Pioneer Natural Resources Co., 1.9%, 8/15/2030	17,638,000	15,998,149
Pioneer Natural Resources Co., 2.15%, 1/15/2031	5,163,000	4,689,076
		$50,352,646
Financial Institutions – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$5,009,000	$5,140,430
Aviation Capital Group, 4.25%, 4/30/2029 (n)	10,296,000	10,259,764
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,888,000	2,888,342
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,355,000	6,170,900
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,863,000	4,720,853
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	5,044,000	5,249,563
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	17,518,000	17,992,156
		$52,422,008
Food & Beverages – 2.6%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$3,424,000	$3,452,514
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	17,244,000	17,595,351
Constellation Brands, Inc., 4.8%, 5/01/2030	7,961,000	8,100,123
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	16,557,000	15,984,884
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,629,000	8,411,343
Mars, Inc., 4.6%, 3/01/2028 (n)	7,441,000	7,540,504
Mars, Inc., 4.8%, 3/01/2030 (n)	15,614,000	15,952,524
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	8,773,000	8,996,984
		$86,034,227
Gaming & Lodging – 1.3%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$10,831,000	$10,971,298
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,450,417
Las Vegas Sands Corp., 5.9%, 6/01/2027	3,911,000	3,982,796
Las Vegas Sands Corp., 5.625%, 6/15/2028	6,598,000	6,755,119
Marriott International, Inc., 4.9%, 4/15/2029	15,549,000	15,895,250
		$43,054,880
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$4,711,000	$4,626,496
Insurance – 1.2%
CNO Global Funding, 4.7%, 12/11/2030 (n)	$8,514,000	$8,507,681
Corebridge Financial, Inc., 3.65%, 4/05/2027	8,294,000	8,257,633
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	5,233,000	5,374,901
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	4,095,000	4,160,627

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	$14,541,000	$14,878,994
		$41,179,836
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$5,855,000	$5,882,144
Elevance Health, Inc., 4.75%, 2/15/2030	4,976,000	5,066,559
		$10,948,703
Insurance - Property & Casualty – 0.9%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,514	$30,802
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	6,009,000	6,076,946
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	6,008,000	6,146,350
Brown & Brown, Inc., 4.7%, 6/23/2028	4,171,000	4,226,328
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	6,055,000	6,121,322
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	6,055,000	6,163,993
		$28,765,741
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$10,434,779
Machinery & Tools – 0.4%
AGCO Corp., 5.45%, 3/21/2027	$5,782,000	$5,858,738
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	6,204,000	6,148,766
		$12,007,504
Major Banks – 11.2%
Bank of America Corp., 4.45%, 3/03/2026	$6,999,000	$7,003,884
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	4,042,434
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	22,512,610
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,729,714
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	10,181,664
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	12,389,690
Capital One Financial Co., 4.722% to 1/30/2031, FLR (SOFR - 1 day + 1.15%) to 1/30/2032 (w)	8,492,000	8,494,533
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,650,000	1,685,524
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	2,193,000	2,277,050
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	7,786,000	8,097,112
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	8,420,000	8,534,283
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,284,000	5,209,515
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	6,381,000	6,683,939
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	6,683,000	6,761,115
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	8,606,000	8,656,187
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	8,325,945
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	14,973,000	15,196,702
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,316,546
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	4,130,000	4,249,828
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,935,000	6,933,880
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,873,000	5,841,660
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	11,149,000	10,972,804
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	18,041,000	18,224,014
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	10,252,000	10,445,296
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	3,979,000	4,095,556
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	14,398,000	14,573,377
Morgan Stanley, 4.35%, 9/08/2026	10,553,000	10,582,342
Morgan Stanley, 3.625%, 1/20/2027	6,791,000	6,781,411
Morgan Stanley, 3.95%, 4/23/2027	2,440,000	2,439,569
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	18,842,000	18,621,986
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	7,494,000	7,631,104
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	8,909,000	8,965,880
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	12,446,000	12,609,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	$10,325,000	$10,213,358
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	13,246,000	13,316,741
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	16,902,000	17,320,451
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,689,000	8,555,622
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	7,314,000	7,336,876
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	2,369,000	2,586,430
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	12,039,000	12,161,726
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	13,158,252
		$371,716,208
Medical & Health Technology & Services – 0.3%
HCA, Inc., 4.3%, 11/15/2030	$2,803,000	$2,786,869
IQVIA, Inc., 5.7%, 5/15/2028	4,073,000	4,196,412
IQVIA, Inc., 6.25%, 2/01/2029	3,009,000	3,165,651
		$10,148,932
Metals & Mining – 1.4%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$12,924,000	$13,020,183
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	8,219,790
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	12,027,000	12,381,086
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	6,206,000	6,282,194
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	7,081,000	7,259,947
		$47,163,200
Midstream – 1.7%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$14,822,000	$15,439,018
DCP Midstream Operating LP, 5.625%, 7/15/2027	14,003,000	14,257,473
Enbridge, Inc., 5.25%, 4/05/2027	9,732,000	9,865,965
Enbridge, Inc., 4.9%, 6/20/2030	4,364,000	4,455,670
Energy Transfer LP, 5.55%, 2/15/2028	4,370,000	4,494,281
Plains All American Pipeline LP, 4.7%, 1/15/2031	7,113,000	7,152,349
		$55,664,756
Mortgage-Backed – 0.4%
Fannie Mae, 3%, 12/01/2031	$531,266	$520,231
Fannie Mae, 6.48%, 3/01/2033	24,203	24,705
Fannie Mae, 6.375%, 5/01/2033	51,118	52,282
Fannie Mae, 4.697%, 2/25/2045 (n)	2,566,646	2,569,037
Freddie Mac, 4.421%, 7/25/2029	2,457,125	2,457,458
Freddie Mac, 1.567%, 4/25/2030 (i)	28,263,259	1,530,088
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	5,890,390	5,736,154
Freddie Mac, 2%, 7/15/2042	759,240	718,546
Ginnie Mae, 5.375%, 7/20/2032	16,638	16,869
		$13,625,370
Municipals – 0.2%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$6,345,000	$6,534,693
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	999,789
		$7,534,482
Network & Telecom – 0.5%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$2,786,000	$2,810,278
NTT Finance Corp., 4.62%, 7/16/2028 (n)	5,972,000	6,050,434
NTT Finance Corp., 4.876%, 7/16/2030 (n)	5,972,000	6,089,403
		$14,950,115

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$5,832,000	$5,905,132
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	4,083,000	4,187,526
		$10,092,658
Oils – 0.3%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$11,074,000	$11,400,300
Other Banks & Diversified Financials – 3.0%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$2,036,000	$2,159,894
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	13,906,000	14,115,479
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	8,049,359
BPCE S.A., 5.281%, 5/30/2029 (n)	8,749,000	9,013,490
CaixaBank S.A., 4.634% to 7/03/2028, FLR (SOFR - 1 day + 1.14%) to 7/03/2029 (n)	4,184,000	4,227,763
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	12,461,000	12,950,572
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	9,750,000	10,169,720
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	4,793,000	4,863,283
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	5,819,000	5,912,672
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	3,652,000	3,958,703
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	5,747,000	5,814,073
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	16,559,000	17,137,437
		$98,372,445
Pharmaceuticals – 0.3%
Biogen, Inc., 5.05%, 1/15/2031	$9,580,000	$9,860,841
Printing & Publishing – 0.3%
News Corp., 3.875%, 5/15/2029 (n)	$9,172,000	$8,935,995
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$9,703,000	$9,828,595
Real Estate - Office – 0.5%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$13,155,377
Corporate Office Property LP, REIT, 2%, 1/15/2029	2,060,000	1,936,364
		$15,091,741
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$1,747,000	$1,753,373
WEA Finance LLC, 4.125%, 9/20/2028 (n)	10,680,000	10,603,199
WEA Finance LLC, 3.5%, 6/15/2029 (n)	2,637,000	2,552,922
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	1,822,000	1,797,940
		$16,707,434
Retailers – 0.8%
AutoNation, Inc., 4.45%, 1/15/2029	$16,914,000	$16,951,383
AutoNation, Inc., 3.85%, 3/01/2032	8,901,000	8,395,942
		$25,347,325
Specialty Chemicals – 0.0%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	$1,320,000	$1,269,949
Specialty Stores – 0.5%
Genuine Parts Co., 4.95%, 8/15/2029	$8,889,000	$9,033,172
Ross Stores, Inc., 0.875%, 4/15/2026	7,863,000	7,815,143
		$16,848,315

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$3,817,000	$3,769,776
Rogers Communications, Inc., 3.2%, 3/15/2027	12,956,000	12,839,803
T-Mobile USA, Inc., 4.2%, 10/01/2029	4,489,000	4,501,781
		$21,111,360
Tobacco – 1.2%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$15,232,000	$15,988,530
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	9,362,000	9,531,759
Philip Morris International, Inc., 5.125%, 11/17/2027	2,988,000	3,051,246
Philip Morris International, Inc., 4.875%, 2/15/2028	6,300,000	6,418,391
Philip Morris International, Inc., 4.125%, 4/28/2028	5,549,000	5,576,414
		$40,566,340
Transportation - Services – 1.8%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$13,058,000	$13,265,813
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	14,335,000	14,646,141
GXO Logistics, Inc., 6.25%, 5/06/2029	5,893,000	6,216,243
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	5,489,000	5,552,492
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	8,420,000	8,670,894
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	6,187,000	6,360,129
Triton International Ltd., 5.15%, 2/15/2033	5,201,000	5,177,181
		$59,888,893
U.S. Treasury Obligations – 22.8%
U.S. Treasury Notes, 3.375%, 11/30/2027	$66,540,000	$66,352,856
U.S. Treasury Notes, 4.125%, 7/31/2028	50,000,000	50,660,156
U.S. Treasury Notes, 4.875%, 10/31/2028 (f)	282,349,000	291,679,754
U.S. Treasury Notes, 4.625%, 4/30/2029	337,324,000	347,391,013
		$756,083,779
Utilities - Electric Power – 1.8%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$3,482,000	$3,497,655
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,347,000	1,214,839
Con Edison Co. of NY, Inc., FLR, 4.323% (SOFR - 1 day + 0.52%), 11/18/2027	8,765,000	8,783,336
Eversource Energy, 4.45%, 12/15/2030	13,220,000	13,198,034
NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	8,620,000	8,718,631
Pacific Gas & Electric Co., 6.1%, 1/15/2029	8,343,000	8,749,958
Pacific Gas & Electric Co., 5.55%, 5/15/2029	6,193,000	6,397,490
PSEG Power LLC, 5.2%, 5/15/2030 (n)	3,214,000	3,297,083
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	4,372,000	4,494,117
		$58,351,143
Total Bonds		$3,170,998,992
Mutual Funds (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 3.73% (v)	163,591,088	$163,623,806

Other Assets, Less Liabilities – (0.5)%		(16,690,638)
Net Assets – 100.0%		$3,317,932,160

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $163,623,806 and
$3,170,998,992, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,263,989,142, representing 38.1% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 1/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	154	$32,107,797	March – 2026	$(69,410)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	1 - day SOFR/Annually	$2,244,000	$(4,812)	$2,239,188
10/02/26	USD	70,900,000	centrally cleared	4.664%/Annually	1 - day SOFR/Annually	671,191	—	671,191
12/23/27	USD	113,000,000	centrally cleared	4.106%/Annually	1 - day SOFR/Annually	1,566,898	—	1,566,898
						$4,482,089	$(4,812)	$4,477,277
At January 31, 2026, the fund had liquid securities collateral with an aggregate value of $2,623,948 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$756,083,779	$—	$756,083,779
Non - U.S. Sovereign Debt	—	21,827,200	—	21,827,200
Municipal Bonds	—	7,534,482	—	7,534,482
U.S. Corporate Bonds	—	1,101,209,586	—	1,101,209,586
Residential Mortgage-Backed Securities	—	156,126,693	—	156,126,693
Commercial Mortgage-Backed Securities	—	102,274,071	—	102,274,071
Asset-Backed Securities (including CDOs)	—	537,763,573	—	537,763,573
Foreign Bonds	—	488,179,608	—	488,179,608
Investment Companies	163,623,806	—	—	163,623,806
Total	$163,623,806	$3,170,998,992	$—	$3,334,622,798
Other Financial Instruments
Futures Contracts – Liabilities	$(69,410)	$—	$—	$(69,410)
Swap Agreements – Assets	—	4,477,277	—	4,477,277
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,720,022	$713,008,321	$594,118,191	$2,743	$10,911	$163,623,806

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,244,403	$—